Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Cash and cash equivalents	$ 1,324	$ 1,099	$ 1,120	$ 1,264
Equity securities	928	690
Mortgage loans	401	468
Policy loans	252	264
Assets of managed investment entities	3,058	2,537
Variable annuity assets (separate accounts)	548	616
Liabilities:
Long-term debt	934	952
Liabilities of managed investment entities	2,787	2,323
Variable annuity liabilities (separate accounts)	548	616
Carrying Value [Member]
Assets:
Cash and cash equivalents	1,324	1,099
Fixed maturities	22,247	19,721
Equity securities	928	690
Mortgage loans	401	468
Policy loans	252	264
Other investments - derivatives	71	98
Assets of managed investment entities	3,058	2,537
Variable annuity assets (separate accounts)	548	616
Liabilities:
Annuity benefits accumulated	15,219	12,696
Long-term debt	934	952
Liabilities of managed investment entities	2,787	2,323
Variable annuity liabilities (separate accounts)	548	616
Other liabilities - derivatives	23	14
Fair Value [Member]
Assets:
Cash and cash equivalents	1,324	1,099
Fixed maturities	22,247	19,721
Equity securities	928	690
Mortgage loans	401	469
Policy loans	252	264
Other investments - derivatives	71	98
Assets of managed investment entities	3,058	2,537
Variable annuity assets (separate accounts)	548	616
Liabilities:
Annuity benefits accumulated	15,314	12,233
Long-term debt	1,010	1,023
Liabilities of managed investment entities	2,787	2,323
Variable annuity liabilities (separate accounts)	548	616
Other liabilities - derivatives	$ 23	$ 14